Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Registrant Name	Arcos Dorados Holdings Inc.
Entity Central Index Key	0001508478
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Class A Shares Of Common Stock [Member]
Entity Common Stock, Shares Outstanding	129,867,426
Class B Shares Of Common Stock [Member]
Entity Common Stock, Shares Outstanding	80,000,000